Long-Term Borrowings and Subordinated Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Borrowings and Subordinated Debt

NOTE 16. LONG-TERM BORROWINGS AND SUBORDINATED DEBT

Our long-term borrowings at the Pittsburgh FHLB as of December 31, 2013 and 2012 were $21.6 million and $33.9 million. FHLB borrowings are collateralized by a blanket lien on residential mortgages and other real estate secured loans. Total loans pledged as collateral at the FHLB were $2.2 billion at year end 2013. The FHLB has eliminated the requirement that it may require collateral delivery for any portion of credit exposure that exceeds 75 percent of maximum borrowing capacity. We were eligible to borrow up to an additional $1.3 billion based on qualifying collateral, to a maximum borrowing capacity of $1.5 billion.

The following table represents the balance of long-term borrowings, the weighted average interest rate as of December 31 and interest expense for the years ended December 31:

(dollars in thousand)	2013	2012	2011
Long-term borrowings	$21,810	$34,101	$31,874
Weighted average interest rate	3.01%	3.17%	3.40%
Interest expense	$746	$1,107	$1,091

Scheduled annual maturities and average interest rates for all of our long-term debt, including a capital lease of $0.2 million, for each of the five years and thereafter subsequent to December 31, 2013 are as follows:

(dollars in thousands)	Balance	Average Rate
2014	$2,369	3.36%
2015	2,399	3.41%
2016	2,330	3.44%
2017	2,412	3.53%
2018	2,496	3.67%
Thereafter	9,804	2.44%

Total	$21,810	3.01%

Junior Subordinated Debt Securities

The following table represents the composition of junior subordinated debt securities at December 31 and the interest expense for the years ended December 31:

	2013		2012		2011
(dollars in thousands)	Balance	Interest Expense	Balance	Interest Expense	Balance	Interest Expense
2006 Junior subordinated debt	$25,000	$475	$25,000	$523	$25,000	$1,344
2008 Junior subordinated debt—trust preferred securities	20,619	770	20,619	808	20,619	777
2008 Junior subordinated debt	—	422	20,000	818	20,000	786
2008 Junior subordinated debt	—	403	25,000	766	25,000	728

Total	$45,619	$2,070	$90,619	$2,915	$90,619	$3,635

The following table summarizes the key terms of our junior subordinated debt securities:

(dollars in thousands)	2006 Junior Subordinated Debt	2008 Trust Preferred Securities	2008 Junior Subordinated Debt	2008 Junior Subordinated Debt
Junior Subordinated Debt	$25,000	—	$20,000	$25,000
Trust Preferred Securities	—	$20,000	—	—
Stated Maturity Date	12/15/2036	3/15/2038	6/15/2018	5/30/2018
Optional redemption date at par	Any time after 9/15/2011	Any time after 3/15/2013	Any time after 6/15/2013	Any time after 5/30/2013
Regulatory Capital	Tier 2	Tier 1	Tier 2	Tier 2
Interest Rate	3 month LIBOR plus 160 bps	3 month LIBOR plus 350 bps	3 month LIBOR plus 350 bps	3 month LIBOR plus 250 bps
Interest Rate at December 31, 2013	1.84%	3.74%	—	—

We completed a private placement of the trust preferred securities to a financial institution during the first quarter of 2008. As a result, we own 100 percent of the common equity of STBA Capital Trust I. The trust was formed to issue mandatorily redeemable capital securities to third-party investors. The proceeds from the sale of the securities and the issuance of the common equity by STBA Capital Trust I were invested in junior subordinated debt securities issued by us. The third party investors are considered the primary beneficiaries; therefore, the trust qualifies as a VIE, but is not consolidated into our financial statements. STBA Capital Trust I pays dividends on the securities at the same rate as the interest paid by us on the junior subordinated debt held by STBA Capital Trust I.

We repaid $45.0 million of junior subordinated debt in June 2013 because of its diminishing regulatory capital benefit and the future positive impact on net interest income. We replaced the funding primarily with FHLB short-term advances.